Accounts receivable, net (Details) - Schedule of company’s allowance for credit losses - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company's Allowance for Credit Losses [Abstract]
Opening balance	$ 3,417,845	$ 2,073,836	$ 4,383,573
Additions charged	35,840	1,344,009	49,709
Bad debts written off	(77,111)		(2,359,446)
Closing balance	$ 3,376,574	$ 3,417,845	$ 2,073,836